Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
Mar. 29, 2013
(Delaware Dividend Income Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 194
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	1,032
Expense Example, No Redemption, 10 Years	2,051
(Delaware Dividend Income Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	194
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	1,032
Expense Example, No Redemption, 10 Years	2,233
(Delaware Small Cap Core Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	214
Expense Example, No Redemption, 3 Years	661
Expense Example, No Redemption, 5 Years	1,134
Expense Example, No Redemption, 10 Years	2,441
(Delaware Small Cap Value Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	210
Expense Example, No Redemption, 3 Years	649
Expense Example, No Redemption, 5 Years	1,114
Expense Example, No Redemption, 10 Years	2,221
(Delaware Small Cap Value Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	210
Expense Example, No Redemption, 3 Years	649
Expense Example, No Redemption, 5 Years	1,114
Expense Example, No Redemption, 10 Years	$ 2,400